General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
General and Administrative Expenses
13.	General and Administrative Expenses:

General and administrative expenses include costs in relation to the administration of the Company and its non-recurring public registration costs.

Company Administration Expenses: Company administration expenses are analyzed as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Audit fees	$91,700	$20,000	$119,535	$129,420
Chief Executive and Chief Financial Officer and directors’ compensation	12,000	3,000	12,000	29,000
Other professional fees	5,533	(46)	247,242	572,533
Administration fees-related party	-	-	-	400,000
Total	$109,233	$22,954	$378,777	$1,130,953

The Chief Executive Officer and Chief Financial Officer compensation was terminated on October 1, 2020 and, subsequent to this date, all services rendered by the Company’s Chief Executive Officer and Chief Financial Officer are included in its Master Agreement with Castor Ships (see Note 3(d) above).

Public Registration Costs: During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, the Company incurred public registration costs of $350,167, $161,116, $132,091 and $0 respectively. Public registration costs relate to the costs incurred by the Company in connection with the Company’s registration and listing of its 2,400,000 issued and outstanding common shares on the Norwegian OTC on December 21, 2018 and the NASDAQ Stock Market on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.